Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (1,519,286)	$ 47,013	$ (1,111,710)	$ (15,057)	$ 897,276	$ (176,867)
Adjustments to reconcile net loss to net cash used in Operating activities:
Impairment expense				33,333		33,333
Gain of forgiveness of debt				(82,335)		(82,335)
Stock based compensation	1,582,072		1,582,072
Depreciation expense			32,379	25,903	25,903	25,903
Operating lease expense			248
Deferred lease obligation			1,007
Reverse acquisition			(187,293)
Changes in Operating Assets and Liabilities:
Accounts receivable			(133,948)	24,312	(178,455)	(54,821)
Other assets				22,500
Due from related parties			(323,667)	(5,000)	(509,283)	(1,184)
Loan receivables						(55,000)
Accounts payable and accruals			374	25,623	36,137	32,054
Net cash (used) provided by operating activities			(140,538)	29,279	271,578	(196,582)
Cash Flows from Investing Activities:
Purchase of property and equipment				(53,918)
Net cash used by investing activities				(53,918)
Cash Flows from Financing Activities:
Loan payable – related party			48,060
Loan payable					(2,193)	36,695
Contributions to capital by controlling shareholder				27,639
Net cash provided by financing activities			48,060	27,639	(2,193)	36,695
Net change in cash			(92,478)	3,000	269,385	(159,887)
Cash, at beginning of period			256,534	152,506	104,707	264,594
Cash, at end of period	$ 164,056	$ 155,506	164,056	155,506	374,091	104,707
Supplemental Non-Cash Disclosure:
Cash paid for interest
Cash paid for taxes
Non-cash financing activity:
Establish right of use of asset			$ 222,344